ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

10.     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

Other comprehensive (loss) income includes the foreign currency translation differences and fair value change relating to Company's own credit risk on convertible loan. A rollforward of the amounts included in accumulated other comprehensive (loss) income for the years ended December 31, 2018 and 2019 was as follows:

	Foreign currency	Fair Value
	translation adjustments	change	Total
	RMB
Balance as of January 1, 2018	(1,773)	—	(1,773)
Foreign currency translation differences	797	—	797
Balance as of December 31, 2018	(976)	—	(976)
Cumulative effect of the adoption of ASU 2016-01*	—	1,063	1,063
Balance as of January 1, 2019	(976)	1,063	87
Fair value change relating to Company's own credit risk on convertible loan	—	(955)	(955)
Foreign currency translation differences	2,978	—	2,978
Balance as of December 31, 2019	2,002	108	2,110
	US$
Balance as of December 31, 2019	288	15	303

*Adjustment of fair value change related to Company’s own credit risk on convertible loan from accumulated other comprehensive income to opening retained earnings as a result of the adoption of ASU 2016-01 on January 1, 2019.

There have been no reclassifications out of accumulated other comprehensive income to net income for the periods presented.